EQUITY, Reserves (Details) - PEN (S/) S/ in Thousands				12 Months Ended
	Feb. 25, 2021	Feb. 27, 2020	Feb. 27, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserves [Abstract]
Percentage of reserve required one				20.00%
Percentage of reserve required two				30.00%
Percentage of reserve required three				50.00%
Statutory reserve				S/ 7,088,600	S/ 6,990,100	S/ 6,236,500
Transfer from retained earnings to reserves	S/ 347,000	S/ 1,977,100	S/ 1,858,800
Other reserves [Abstract]
Begining Balances				1,865,898	1,088,189	708,453
Decrease (increase) in net unrealized gains on investments				(2,520,217)	273,001	703,790
Transfer to results of the net realized loss of investments				3,848	440,416	420,987
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				8,121	52,263	(745)
Change in net unrealized gain (loss) on cash flow hedges derivatives				97,251	(66,782)	(62,002)
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				(56,422)	55,784	35,059
Other reserves				733,932	(234,107)	(658,491)
Foreign exchange translation				160,810	258,353	(58,862)
Net movement in hedges of net investments in foreign businesses				(57,319)	(1,219)	0
Ending Balances				S/ 235,902	1,865,898	1,088,189
Minimum [Member]
Reserves [Abstract]
Percentage of reserve required to be maintained of net profits				10.00%
Equity Instruments at Fair Value [Member]
Other reserves [Abstract]
Begining Balances				S/ 315,202	394,209	452,551
Decrease (increase) in net unrealized gains on investments				(108,317)	(79,007)	(58,342)
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0
Ending Balances				206,885	315,202	394,209
Debt Instruments at Fair Value [Member]
Other reserves [Abstract]
Begining Balances				2,256,531	1,411,844	229,470
Decrease (increase) in net unrealized gains on investments				(2,411,900)	352,008	762,132
Transfer to results of the net realized loss of investments				3,848	440,416	420,987
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				8,121	52,263	(745)
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0
Ending Balances				(143,400)	2,256,531	1,411,844
Reserve for Cash Flow Hedges [Member]
Other reserves [Abstract]
Begining Balances				(41,102)	(30,104)	(3,161)
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				97,251	(66,782)	(62,002)
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				(56,422)	55,784	35,059
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0
Ending Balances				(273)	(41,102)	(30,104)
Insurance Reserves [Member]
Other reserves [Abstract]
Begining Balances				(892,598)	(658,491)	0
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				733,932	(234,107)	(658,491)
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0
Ending Balances				(158,666)	(892,598)	(658,491)
Foreign Currency Translation Reserve [Member]
Other reserves [Abstract]
Begining Balances				227,865	(29,269)	29,593
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				160,810	258,353	(58,862)
Net movement in hedges of net investments in foreign businesses				(57,319)	(1,219)
Ending Balances				S/ 331,356	S/ 227,865	S/ (29,269)